Stockholders' Deficit - Schedule of Option Assumption (Details)	Feb. 19, 2020	Aug. 08, 2019	Mar. 20, 2018	Feb. 09, 2018
Common Stock Warrants and Options [Member]
Expected dividends	0.00%
Expected volatility	125.19%
Expected term	3 years
Risk free interest rate	1.56%
Expected forfeitures	0.00%
Common Stock Warrants and Options One [Member]
Expected dividends	0.00%
Expected volatility	125.19%
Expected term	3 years
Risk free interest rate	1.50%
Expected forfeitures	0.00%
Common Stock Warrants and Options Two [Member]
Expected dividends	0.00%
Expected volatility	125.19%
Expected term	6 years
Risk free interest rate	1.46%
Expected forfeitures	0.00%
Common Stock Warrants and Options [Member]
Expected dividends		0.00%
Expected volatility		105.73%
Expected term		2 years
Risk free interest rate		1.62%
Expected forfeitures		0.00%
Common Stock Warrants and Options One [Member]
Expected dividends		0.00%
Expected volatility		105.73%
Expected term		2 years
Risk free interest rate		1.62%
Expected forfeitures		0.00%
Common Stock Warrants and Options Two [Member]
Expected dividends		0.00%
Expected volatility		105.73%
Expected term		3 years
Risk free interest rate		1.54%
Expected forfeitures		0.00%
Common Stock Warrants and Options Three [Member]
Expected dividends		0.00%
Expected volatility		105.73%
Expected term		2 years
Risk free interest rate		1.62%
Expected forfeitures		0.00%
Common Stock Warrants and Options Four [Member]
Expected dividends		0.00%
Expected volatility		105.73%
Expected term		2 years
Risk free interest rate		1.62%
Expected forfeitures		0.00%
Common Stock Warrants and Options Five [Member]
Expected dividends		0.00%
Expected volatility		105.73%
Expected term		2 years
Risk free interest rate		1.62%
Expected forfeitures		0.00%
Common Stock Warrants and Options Six [Member]
Expected dividends		0.00%
Expected volatility		105.73%
Expected term		2 years
Risk free interest rate		1.62%
Expected forfeitures		0.00%
Common Stock Warrants and Options Seven [Member]
Expected dividends		0.00%
Expected volatility		105.73%
Expected term		3 years
Risk free interest rate		1.54%
Expected forfeitures		0.00%
Common Stock Warrants and Options Eight [Member]
Expected dividends		0.00%
Expected volatility		105.73%
Expected term		3 years
Risk free interest rate		1.54%
Expected forfeitures		0.00%
Common Stock Warrants and Options Nine [Member]
Expected dividends			0.00%
Expected volatility			97.56%
Expected term			4 years
Risk free interest rate			2.65%
Expected forfeitures			0.00%
Common Stock Warrants and Options Ten [Member]
Expected dividends				0.00%
Expected volatility				96.95%
Expected term				3 years
Risk free interest rate				2.26%
Expected forfeitures				0.00%